Form N-1A Supplement	Apr. 01, 2026
Global X Funds | Global X Adaptive U.S. Risk Management ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(THE "TRUST")

Global X Adaptive U.S. Risk Management ETF (ONOF)

SUPPLEMENT DATED APRIL 17, 2026

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2026 FOR THE ABOVE SERIES OF THE TRUST (THE “FUND”), AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Fund’s Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

As of the close of business on April 17, 2026 (the “Effective Date”), the following changes will occur, subject to further updates:

1. The disclosure in the second paragraph prior to the roman numeral list in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:
The Underlying Index is owned and was developed by NorthCrest Asset Management (the “Index Provider”). The Underlying Index is calculated and maintained by Solactive AG (the “Calculation Agent”). The Underlying Index is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index (“U.S. Equity Position”) or 100% exposure to the Solactive 1-3 month US T-Bill Index (“U.S. Treasury Position”). The U.S. Treasury Position is a rules-based, market value weighted index designed to track the performance of USD-denominated Treasury bills issued by the U.S. government with a time to maturity of 1-3 months, as of the rebalance day. The U.S. Equity Position is a float-adjusted market capitalization weighted index which measures the performance of the equity securities of the 500 largest companies from the United States stock market across all sectors. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, rather than the total number of shares outstanding of an issuer. The Underlying Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns, and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by the quantitative model developed by the Index Provider. The Underlying Index seeks to anticipate periods of adverse market conditions using quantitative signals (explained in further detail below) that have been developed based on historical data.

2. The paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” beginning “In seeking to track the Underlying Index” is hereby deleted in its entirety and replaced with the following:
In seeking to track the Underlying Index, the Fund may purchase the component securities of the U.S. Equity Position and/or U.S. Treasuries with 1-3 months to maturity or may purchase other ETFs that have economic characteristics that are substantially identical to the economic characteristics of such component securities and/or U.S. Treasuries.
3. The third to last paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:
The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. Underlying ETFs may constitute a substantial portion of the Fund’s assets. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Underlying Index or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate.

4. All references to a representative sampling strategy in the Fund’s Statutory Prospectus and SAI will apply to the Fund, and all references to the Funds that use a representative sampling strategy in the Fund’s Statutory Prospectus and SAI will include the Fund.

5. The disclosure in the first paragraph prior to the roman numeral list in the sub-section titled “Adaptive Wealth Strategies U.S. Risk Management Index” of the sections of the Fund’s Statutory Prospectus and SAI titled “INFORMATION REGARDING THE INDICES AND THE INDEX PROVIDERS” is hereby deleted in its entirety and replaced with the following:

The Adaptive Wealth Strategies U.S. Risk Management Index (the “Underlying Index”) is owned and was developed by NorthCrest Asset Management (the “Index Provider”). The Underlying Index is calculated and maintained by Solactive AG (the “Calculation Agent”). The Underlying Index is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index (“U.S. Equity Position”) or 100% exposure to the Solactive 1-3 month US T-Bill Index (“U.S. Treasury Position”). The U.S. Treasury Position is a rules-based, market value weighted index designed to track the performance of USD-denominated Treasury bills issued by the U.S. government with a time to maturity of 1-3 months, as of the rebalance day. The U.S. Equity Position is a float-adjusted market capitalization weighted index which measures the performance of the equity securities of the 500 largest companies from the United States stock market across all sectors. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, rather than the total number of shares outstanding of an issuer. The Underlying Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns, and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by the quantitative model developed by the Index Provider. The Underlying Index seeks to anticipate periods of adverse market conditions using quantitative signals (explained in further detail below) that have been developed based on historical data.

6. The risk factor titled “Indexing Strategy Risk” in the section of the Fund’s Summary and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” is hereby supplemented to include the following:

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Additionally, the risk factor titled “Representative Sampling Risk” in the section of the Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS” is hereby supplemented to include the Fund.

7. The following risk disclosure is added to the section of the Fund’s Summary and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS”:

Reinvestment Risk: Reinvestment risk is the risk that the changes in interest rates will impact the Fund’s ability to reinvest income or principal at the same return it is currently earning. This risk is greater when interest rates decline compared to the interest rates of the Fund’s portfolio.

Additionally, the risk factor titled “Reinvestment Risk” in the section of the Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS” is hereby supplemented to include the Fund.

8. The following risk disclosure is removed from the section of the Fund’s Summary and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS”:

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. A downgrade or perceived changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investments.

Additionally, the risk factor titled “Credit Risk” in the section of the Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS” is hereby revised to remove reference to the Fund.

9. The risk factor titled “Interest Rate Risk” in the section of the Fund’s Summary and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” is hereby deleted in its entirety and replaced with the following:

Interest Rate Risk: Interest rate risk refers to fluctuations in the value of fixed income securities resulting from changes in the level of interest rates. When interest rates decline, prices of fixed-income securities generally increase; and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

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